Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000012348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Conservative Growth Fund
Average Annual Return, Percent	0.84%		3.15%	3.19%
C000012350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Conservative Growth Fund
C000126999
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Conservative Growth Fund
C000080683
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Defensive Strategies Fund
Average Annual Return, Percent	7.97%		7.67%	5.57%
C000080684
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Defensive Strategies Fund
C000127002
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Defensive Strategies Fund
C000012336
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Fixed Income Fund
Average Annual Return, Percent	(2.69%)		(2.03%)	0.28%
C000012338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Fixed Income Fund
C000126995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Fixed Income Fund
C000130991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Growth & Income Fund
Average Annual Return, Percent	(2.52%)		3.66%	2.05%
C000130992
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Growth & Income Fund
C000130993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Growth & Income Fund
C000049122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan High Yield Bond Fund
Average Annual Return, Percent	1.16%		3.82%	4.71%
C000065171
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan High Yield Bond Fund
C000127001
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan High Yield Bond Fund
C000049121
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan International Fund
Average Annual Return, Percent	10.71%		9.19%	6.83%
C000065170
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan International Fund
C000127000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan International Fund
C000104306
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Israel Common Values Fund
Average Annual Return, Percent	54.62%		15.50%	12.35%
C000104307
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Israel Common Values Fund
C000127003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Israel Common Values Fund
C000012342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Large/Mid Cap Growth Fund
Average Annual Return, Percent	8.68%		13.41%	11.59%
C000012344
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Large/Mid Cap Growth Fund
C000126997
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Large/Mid Cap Growth Fund
C000012333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Large/Mid Cap Value Fund
Average Annual Return, Percent	(3.73%)		10.53%	9.16%
C000012335
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Large/Mid Cap Value Fund
C000126994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Large/Mid Cap Value Fund
C000012330
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Small Cap Value Fund
Average Annual Return, Percent	(5.66%)		10.91%	7.43%
C000012332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Small Cap Value Fund
C000126993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Small Cap Value Fund
C000012339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Small/Mid Cap Growth Fund
Average Annual Return, Percent	6.30%		11.86%	10.49%
C000012341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Small/Mid Cap Growth Fund
C000126996
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Small/Mid Cap Growth Fund
C000012345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Strategic Growth Fund
Average Annual Return, Percent	2.96%		5.39%	4.34%
C000012347
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Strategic Growth Fund
C000126998
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Timothy Plan Strategic Growth Fund
Without Sales Load [Member] | C000012348
Average Annual Return [Line Items]
Average Annual Return, Percent	6.74%		4.32%	3.78%
Without Sales Load [Member] | C000012350
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%		3.70%	3.07%
Without Sales Load [Member] | C000126999
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%	8.90%
Without Sales Load [Member] | C000080683
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%		8.90%	6.16%
Without Sales Load [Member] | C000080684
Average Annual Return [Line Items]
Average Annual Return, Percent	13.36%		8.10%	5.37%
Without Sales Load [Member] | C000127002
Average Annual Return [Line Items]
Average Annual Return, Percent	14.55%		9.18%	6.43%
Without Sales Load [Member] | C000012336
Average Annual Return [Line Items]
Average Annual Return, Percent	1.91%		(1.12%)	0.74%
Without Sales Load [Member] | C000012338
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%		(1.85%)	(0.01%)
Without Sales Load [Member] | C000126995
Average Annual Return [Line Items]
Average Annual Return, Percent	2.19%		(0.88%)	1.00%
Without Sales Load [Member] | C000130991
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%		4.85%	2.62%
Without Sales Load [Member] | C000130992
Average Annual Return [Line Items]
Average Annual Return, Percent	2.35%		4.06%	1.86%
Without Sales Load [Member] | C000130993
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%		5.11%	2.88%
Without Sales Load [Member] | C000049122
Average Annual Return [Line Items]
Average Annual Return, Percent	5.97%		4.79%	5.20%
Without Sales Load [Member] | C000065171
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%		4.01%	4.40%
Without Sales Load [Member] | C000127001
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%		5.05%	5.45%
Without Sales Load [Member] | C000049121
Average Annual Return [Line Items]
Average Annual Return, Percent	17.12%		10.44%	7.44%
Without Sales Load [Member] | C000065170
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%		9.59%	6.63%
Without Sales Load [Member] | C000127000
Average Annual Return [Line Items]
Average Annual Return, Percent	17.34%		10.69%	7.70%
Without Sales Load [Member] | C000104306
Average Annual Return [Line Items]
Average Annual Return, Percent	63.62%		16.81%	12.99%
Without Sales Load [Member] | C000104307
Average Annual Return [Line Items]
Average Annual Return, Percent	62.38%		15.92%	12.15%
Without Sales Load [Member] | C000127003
Average Annual Return [Line Items]
Average Annual Return, Percent	64.02%		17.10%	13.28%
Without Sales Load [Member] | C000012342
Average Annual Return [Line Items]
Average Annual Return, Percent	15.01%		14.70%	12.23%
Without Sales Load [Member] | C000012344
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%		13.86%	11.40%
Without Sales Load [Member] | C000126997
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%		14.99%	12.51%
Without Sales Load [Member] | C000012333
Average Annual Return [Line Items]
Average Annual Return, Percent	1.86%		11.78%	9.78%
Without Sales Load [Member] | C000012335
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%		10.96%	8.97%
Without Sales Load [Member] | C000126994
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%		12.07%	10.06%
Without Sales Load [Member] | C000012330
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.17%)		12.17%	8.04%
Without Sales Load [Member] | C000012332
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.93%)		11.33%	7.23%
Without Sales Load [Member] | C000126993
Average Annual Return [Line Items]
Average Annual Return, Percent	0.12%		12.44%	8.31%
Without Sales Load [Member] | C000012339
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%		13.14%	11.11%
Without Sales Load [Member] | C000012341
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%		12.31%	10.30%
Without Sales Load [Member] | C000126996
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%		13.41%	11.38%
Without Sales Load [Member] | C000012345
Average Annual Return [Line Items]
Average Annual Return, Percent	8.95%		6.58%	4.93%
Without Sales Load [Member] | C000012347
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%		5.89%	4.20%
Without Sales Load [Member] | C000126998
Average Annual Return [Line Items]
Average Annual Return, Percent	9.21%	10.92%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent	10.14%		7.23%	7.41%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent	10.14%		7.23%	7.41%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent	10.14%	12.76%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%		15.74%	14.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
ICE BofA U.S. Broad Market Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	2.90%		(0.48%)	1.86%
ICE BofA U.S. Broad Market Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	2.90%		(0.48%)	1.86%
ICE BofA U.S. Broad Market Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	2.90%		(0.48%)	1.86%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	16.45%		10.26%	8.23%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	16.45%		10.26%	8.23%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	16.45%		10.26%	8.23%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.63%		17.59%	18.84%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%		15.99%	15.04%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%		16.47%	15.30%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%		11.56%	9.77%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.74%	14.71%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.74%	14.71%
Russell Midcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.02%		11.26%	13.37%
Russell Midcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.02%		11.26%	13.37%
Russell Midcap Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.02%		11.26%	13.37%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	13.01%		10.21%	9.54%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	13.01%	15.48%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.74%	14.71%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.74%	14.71%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	21.81%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Average Annual Return [Line Items]
Average Annual Return, Percent	3.78%		7.94%	4.57%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%		15.74%	14.71%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Average Annual Return [Line Items]
Average Annual Return, Percent	3.78%		7.94%	4.57%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%		15.74%	14.71%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Average Annual Return [Line Items]
Average Annual Return, Percent	3.78%		7.94%	4.57%
40% BB US Aggregate Bond / 60% Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%		8.15%	7.37%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
40% BB US Aggregate Bond / 60% Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%		8.15%	7.37%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
40% BB US Aggregate Bond / 60% Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%		8.15%	7.37%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Average Annual Return, Percent	6.98%		4.97%	5.89%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Average Annual Return, Percent	6.98%		4.97%	5.89%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Average Annual Return, Percent	6.98%		4.97%	5.89%
Israel TA-125 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Israel TA-125 Index
Average Annual Return, Percent	72.41%		20.07%	11.45%
Israel TA-125 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Israel TA-125 Index
Average Annual Return, Percent	72.41%		20.07%	11.45%
Israel TA-125 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Israel TA-125 Index
Average Annual Return, Percent	72.41%		20.07%	11.45%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.63%		17.59%	18.84%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%		15.99%	15.04%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%		15.99%	15.04%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.63%		17.59%	18.84%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.74%	14.71%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%		11.56%	9.77%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%		11.56%	9.77%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.74%	14.71%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.74%	14.71%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.74%	14.71%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.74%	14.71%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	13.01%		10.21%	9.54%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%		15.74%	14.71%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	21.81%